Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes Payable [Abstract]
Notes Payable

Note 2 — Notes Payable

In February 2014, the holders of the secured promissory notes that we originally issued in February 2012, exchanged notes in the aggregate principal and interest amount of approximately $1.5 million for approximately 2.0 million shares of our common stock. The excess of the fair value of the common stock issued over the carrying value of the notes and accrued interest of $0.97 million was recorded as non-cash interest expense.

During the three months ended March 2013, we recorded interest and other expenses related to the notes of $0.06 million, with interest on the notes being $0.03 million and extinguishment accounting charges being $0.03 million. During the three months ended March 31, 2014 and prior to debt conversion to equity in March 2014, we recorded interest charges of $1.0 million, including $0.97 million related to the exchange of the notes and accrued interest for common stock, with the remainder being interest on the notes prior to exchange. There was no interest expense in the three months ended June 30, 2014.

Note 5 — Notes Payable

Original Issuance — In February 2012, we issued $1.5 million of notes payable at 15% interest to two investors. The notes were secured by the assets of the Company. The original maturity date was mid-May 2012 and the notes were callable on condition of default. Price Adjustable Warrants to purchase 3.69 million shares at $0.508 were issued and were exercisable through August 2017.

Amendment One — In early May 2012, we amended the maturity date of the notes to the end of May 2012 in exchange for a mandatory prepayment of $0.2 million additional Price Adjustable Warrants to purchase 0.49 million shares at $0.508 before August 2017. This amendment was determined to be a troubled debt restructuring.

Amendment Two — In late May 2012, we amended the maturity date of the notes to the end of mid-June 2012 in exchange for additional Price Adjustable Warrants to purchase 0.425 million shares at $0.508 before August 2017. The terms of the amended notes were determined to be substantially different from the prior note terms and the amendment therefore was recorded as an extinguishment.

Amendment Three — In August 2012, we amended the notes to a) extend the maturity date to December 2012; b) provide note-holders optional conversion rights at the price adjusted conversion price; c) provide price protection in the event of certain mergers or acquisitions at an effective purchase price of less than $0.38. We issued warrants to purchase up to 1.25 million shares of the company before February 2018. These warrants and all prior warrants were price adjusted to a $0.28 exercise price. The terms of the amended notes were determined to be substantially different from the prior note terms and the amendment therefore was recorded as an extinguishment.

Amendment Four — In October 2012, we amended the notes to release us from mandatorily using proceeds from the sale of property and equipment to pay accrued interest, then principal on the notes. In exchange for this release, we issued additional Price Adjustable Warrants to purchase 1.04 million shares at $0.28 before April 2018. The terms of the amended notes were determined to be substantially different from the prior note terms and the amendment therefore was recorded as an extinguishment.

Amendment Five — In February 2013, we amended the notes to extend the maturity date to April 30, 2013. In exchange for the extension, we issued additional Price Adjustable Warrants to purchase 1.0 million shares at $0.28 before August 2018. The terms of the amended notes were determined to be substantially different from the prior note terms and the amendment therefore was recorded as an extinguishment.

Amendment Six — In August 2013, we amended the notes to extend the maturity date to March 2014. Additionally, the terms of the notes were changed to a claim on a portion of the cash receipts from license payments and any financing, with any remaining principal and accrued interest to convert in any financing to the securities underlying the financing and with a conversion price equal to the effective price paid by other participating investors. In exchange for the amendment, we issued additional Price Adjustable Warrants to purchase 4.0 million shares at $0.28 before February 2019. The terms of the amended notes were determined to be substantially different from the prior note terms and the amendment therefore was recorded as an extinguishment.

In the year ended December 31, 2012, the Company recorded interest expense related to the notes and warrant value amortization on non-extinguished debt of $1.69 million, a loss on debt extinguishments of $1.73 million and a gain on the change in the fair value of embedded debt features of $0.7 million. In the year ended December 31, 2013, the Company recorded interest expense related to the notes of $0.25 million, a loss on debt extinguishments of $2.0 million and a gain on the change in the fair value of embedded debt features of $0.8 million.

In February 2014, the note holders exchanged the notes in the aggregate principal and interest amount of approximately $1.5 million for approximately 2.0 million shares of our common stock.